Accounts Payables and Accrued Expenses - Schedule of Accounts Payables and Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 862,910		$ 857,846		$ 841,334
Accrued payroll	46,341		139,320		181,452
Accrued professional fees	227,936		329,826		296,518
Accrued board members fees	11,874		59,864		143,108
Accrued rent expense	212,834		269,644		618,120
Sales taxes payable	289,319	[1]	329,089	[2]	297,160	[2]
Accrued interest	304,034		520,682		433,494
Accrued interest, related parties	79,523		79,523
Other accrued expenses	91,562		45,154		76,194
Accounts payables and accrued expenses	$ 2,126,333		$ 2,630,948		$ 2,887,380

[1]	See Note 11 Commitments and Contingencies - Taxes for details related to delinquent sales taxes.
[2]	See Note 15 - Commitments and Contingencies -Taxes for detailed related to delinquent sales taxes.